Other Payables and Accruals - Schedule of Other Payables and Accruals (Details) (Huale Group Co.Limited) - USD ($)		Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued payroll and welfare payable		$ 10,383	$ 10,820	$ 3,609
VAT and other taxes payable		21	557	28
Others	[1]	361,990	284,241	14,193
Accounts Payable, Other Payables and Accruals		372,394	295,618	$ 17,830
Huale Group Co., Ltd ("HGL") [Member]
Accrued payroll and welfare payable		10,383	10,820
VAT and other taxes payable		21	557
Others	[1]	361,990	284,241
Accounts Payable, Other Payables and Accruals		$ 372,394	$ 295,618

[1]	Others primarily consist of rental payable.